Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 1,000	$ 1,000	$ 100	[1]
Research and development expenses	2,674	5,268	4,640
Sales, general and administrative expenses	6,078	5,195	6,397
Reimbursement of legal fees	(596)	(743)
Other expenses (income)		(894)	1,029
Total operating expenses	8,156	8,826	12,066
Operating Loss	7,156	7,826	11,966	[1]
Net change in fair value of derivatives	(1,509)	(2,740)	1,049
Finance expense	181	576	26
Finance income	(151)	(93)	(128)
Finance expenses (income), net	(1,479)	(2,257)	947
Taxes expenses	216
Loss for the year	5,893	5,569	12,913
Other comprehensive loss
Re-measurement of defined benefit liability			95
Total comprehensive loss for the year	5,893	5,569	13,008
Loss attributable to:
Owners of the Company	5,850	5,200	12,177	[1]
Non-controlling interests	43	369	736
Total Loss attributable	5,893	5,569	12,913	[1]
Total comprehensive loss attributable to:
Owners of the Company	5,850	5,200	12,272	[1]
Non-controlling interests	43	369	736
Non-controlling interests	$ 5,893	$ 5,569	$ 13,008
Loss per share data
Basic and diluted loss per share - USD	$ 0.3	$ 0.39	$ 1.37	[2]
Number of shares used in calculating basic and diluted loss per share	19,367,484	14,205,301	9,456,952	[2]

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).
[2]	Restated to reflect a 20:1 reverse share split, that took place in January 2019, see Note 9A.